Taxes Schedule of Income from Continuing Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Taxes [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ 15,680	$ 16,685	$ 18,610
Income (Loss) from Continuing Operations before Income Taxes, Foreign	4,817	4,953	6,189
Income from continuing operations before income taxes	$ 20,497	$ 21,638	$ 24,799